Capital stock	12 Months Ended
Mar. 31, 2012
Capital stock [Abstract]
Capital stock
10.	Capital stock:

The Company has two classes of common stock outstanding: Class A and Class B. Class A voting shares receive one vote per share. The Class B multiple voting shares have substantially the same rights as the Class A voting shares except that each share of Class B multiple voting shares receives 10 votes per share.

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
Balance as of March 27, 2010	3,672,407	$22,282	7,717,970	$38,613	11,390,377	$60,895
Exercise of stock options	128	–	–	–	128	–

Balance as of March 26, 2011	3,672,535	22,282	7,717,970	38,613	11,390,505	60,895
Exercise of stock options	1,080	1	–	–	1,080	1

Balance as of March 31, 2012	3,673,615	$22,283	7,717,970	$38,613	11,391,585	$60,896